As filed with the U.S. Securities and Exchange Commission on November 7, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
August 31, 2022

U.S. DIVERSIFIED REAL ESTATE ETF
(Formerly: PPTY – U.S. Diversified Real Estate ETF)
Ticker: PPTY

U.S. DIVERSIFIED REAL ESTATE ETF

U.S. DIVERSIFIED REAL ESTATE ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the U.S. Diversified Real Estate ETF (“PPTY” or the “Fund”). The following information pertains to the fiscal period of March 1, 2022 through August 31, 2022 (the “Current Fiscal Period” or the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index™ (the “Index”). The Index is a passive, rules-based strategy index of U.S. real estate equity that selects companies using proprietary factors that take into account property type, property values, leverage, and location data.

The Fund had negative performance during the period ending on August 31, 2022. The market price for PPTY decreased -12.54% and the NAV decreased -12.80%, while the MSCI US REIT Index, a broad market index, detracted -9.37% over the same period. The Fund’s Index fell -12.59%. Meanwhile, outstanding shares ended the period at 4,050,000.

The largest positive contributor to return was Realty Income Corporation (O US), adding 0.40% to the return of the Fund, gaining 5.54% with an average weighting of 2.53%. The second largest contributor to return was Duke Realty Corporation (DRE US), adding 0.17% to the return of the Fund, gaining 11.62% with an average weighting of 1.46%. The third-largest contributor to return was PS Business Parks, Inc. (PSB US), adding 0.15% to the return of the Fund, gaining 19.13% with an average weighting of 0.80%.

The largest negative contributor to return was Boston Properties, Inc. (BXP US), detracting -0.93% from the return of the Fund, declining -33.86% with an average weighting of 2.14%. The security contributing second-most negatively was Kilroy Realty Corporation (KRC US), detracting -0.83% from the return of the Fund, and declining -30.77% with an average weighting of 2.51%. The third-largest negative contributor to return was SL Green Realty Corporation (SLG US), detracting -0.60% from the return of the Fund, and declining -42.60% with an average weight of 1.19%.

The best performing security in the Fund was LTC Properties, Inc. (LTC US), gaining 36.66% and contributing 0.11% to the return of the Fund. The second-best performing security for the period was CareTrust REIT, Inc. (CTRE US), gaining 26.67% and contributing 0.08% to the return of the Fund. The third-best performing security was National Health Investors, Inc. (NHI US), gaining 26.58% for the period and contributing 0.09% to the return of the Fund.

The worst performing security in the Fund was Innovative Industrial Properties, Inc. (IIPR US), declining -50.14% and reducing the return of the Fund by 0.28%. The second-worst performing security in the Fund was Hudson Pacific Properties, Inc. (HPP US), declining 48.68% and reducing the return of the Fund by -0.06%. The

U.S. DIVERSIFIED REAL ESTATE ETF

third-worst performing security in the Fund was SL Green Realty Corporation (SLG US), declining -42.60% and reducing the return of the Fund by -0.60%.

Vident believes the Fund’s performance is consistent with relevant market conditions and the general negative performance of real estate investment trusts or REITs, which is likely driven by rising interest rates and slowing growth during the period. The Fund’s performance is consistent with the interest rate sensitivity of the sector.

Vident believes the PPTY’s rules-based index strategy will remain competitive in the U.S. real estate equity investment landscape and given market environment. Vident wishes to express our sincerest appreciation for your confidence and commitment to PPTY. We will continue to strive to ensure the satisfaction of our shareholders.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

Past performance is not a guarantee of future results.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice. Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 5-9.

Investments involve risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day at market price. The Fund is a diversified management investment company. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. The composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties (“Models and Data”). The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies.

The USREX – U.S. Diversified Real Estate Index™ is constructed from a universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). For companies currently in the index, the minimum market capitalization is $375 million. Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens will constitute the Index.

U.S. DIVERSIFIED REAL ESTATE ETF

The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments), all subject to a maximum individual security weighting of 4% at the time of each reconstitution of the Index. The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”), but may also include real estate companies that do not qualify as REITs.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 149 constituents, it represents about 99% of the U.S. REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

It is not possible to invest directly in an index.

Must be preceded or accompanied by a Prospectus.

U.S. DIVERSIFIED REAL ESTATE ETF
PORTFOLIO ALLOCATION
As of August 31, 2022 (Unaudited)

Percentage of
Sector	Net Assets
Residential REITs	21.1%
Office REITs	16.6
Industrial REITs	14.9
Retail REITs	14.6
Specialized REITs	9.6
Diversified REITs	7.4
Health Care REITs	7.2
Hotels, Resorts & Cruise Lines	5.2
Hotel & Resort REITs	2.6
Health Care Facilities	0.4
Real Estate Operating Companies	0.3
Short-Term Investments	0.3
Investments Purchased with Proceeds from Securities Lending	23.8
Liabilities in Excess of Assets	(24.0)
Total	100.0%

U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS – 99.9%

	Health Care Facilities – 0.4%
6,417	National HealthCare Corporation	$445,661

	Hotels, Resorts & Cruise Lines – 5.2%
5,679	Choice Hotels International, Inc. (a)	651,438
14,525	Hilton Worldwide Holdings, Inc. (a)	1,849,904
9,997	Hyatt Hotels Corporation – Class A (b)	895,931
15,545	Marriott International, Inc. – Class A	2,389,888
10,267	Wyndham Hotels & Resorts, Inc. (a)	670,846
		6,458,007
	Real Estate Operating Companies – 0.3%
21,901	DigitalBridge Group, Inc. (b)	389,838

	Diversified REITs – 7.4%
11,571	Alexander & Baldwin, Inc.	216,725
24,357	American Assets Trust, Inc.	676,150
9,631	Armada Hoffler Properties, Inc.	126,455
234,467	Broadstone Net Lease, Inc. (a)	4,487,698
38,751	Essential Properties Realty Trust, Inc.	877,323
25,570	STORE Capital Corporation	689,879
26,521	WP Carey, Inc. (a)	2,228,559
		9,302,789
	Health Care REITs – 7.2%
26,285	CareTrust REIT, Inc.	566,179
12,321	Community Healthcare Trust, Inc.	454,522
11,095	Global Medical REIT, Inc.	120,270
26,544	Healthcare Realty Trust, Inc. (a)	645,550
47,667	Healthpeak Properties, Inc.	1,251,259
12,907	LTC Properties, Inc.	579,395
9,275	National Health Investors, Inc.	607,605
4,172	Omega Healthcare Investors, Inc. (a)	136,258
39,283	Physicians Realty Trust (a)	654,455
8,630	Sabra Health Care REIT, Inc.	129,191
32,486	Ventas, Inc.	1,554,780
30,118	Welltower, Inc. (a)	2,308,544
		9,008,008

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.9% (Continued)

	Hotel & Resort REITs – 2.6%
37,030	Apple Hospitality REIT, Inc. (a)	$589,147
46,164	DiamondRock Hospitality Company (b)	403,012
57,361	Host Hotels & Resorts, Inc. (a)	1,019,306
7,173	Ryman Hospitality Properties, Inc. (a)(b)	589,764
47,761	Sunstone Hotel Investors, Inc. (b)	520,117
8,104	Xenia Hotels & Resorts, Inc. (b)	128,529
		3,249,875
	Industrial REITs – 14.9%
36,992	Americold Realty Trust, Inc.	1,088,305
34,651	Duke Realty Corporation	2,039,211
8,311	EastGroup Properties, Inc.	1,371,564
16,111	First Industrial Realty Trust, Inc.	816,505
8,351	Indus Realty Trust, Inc. (a)	512,918
8,527	Innovative Industrial Properties, Inc.	782,096
138,021	LXP Industrial Trust (a)	1,388,491
41,299	Prologis, Inc.	5,142,139
2,090	Rexford Industrial Realty, Inc. (a)	130,019
65,146	STAG Industrial, Inc.	2,006,497
56,366	Terreno Realty Corporation	3,437,763
		18,715,508
	Office REITs – 16.6%
14,555	Alexandria Real Estate Equities, Inc.	2,232,737
54,366	Boston Properties, Inc.	4,318,292
14,223	Brandywine Realty Trust	114,211
56,003	Corporate Office Properties Trust (a)	1,447,118
53,351	Cousins Properties, Inc. (a)	1,432,474
47,297	Douglas Emmett, Inc.	923,237
197,395	Easterly Government Properties, Inc. (a)	3,543,240
35,705	Equity Commonwealth (a)(b)	939,399
69,591	Highwoods Properties, Inc.	2,116,262
8,865	Hudson Pacific Properties, Inc.	117,107
5,472	JBG SMITH Properties	120,220
49,878	Kilroy Realty Corporation	2,432,550
61,592	Orion Office REIT, Inc.	607,913

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.9% (Continued)

	Office REITs – 16.6% (Continued)
16,857	Piedmont Office Realty Trust, Inc. – Class A	$198,575
2,685	SL Green Realty Corporation (a)	118,596
4,443	Vornado Realty Trust	116,495
		20,778,426
	Residential REITs – 21.1%
71,828	American Homes 4 Rent – Class A (a)	2,554,204
35,181	Apartment Income REIT Corporation	1,437,144
22,022	AvalonBay Communities, Inc.	4,424,439
5,003	Bluerock Residential Growth REIT, Inc.	133,330
9,620	Camden Property Trust	1,236,266
17,079	Centerspace	1,287,415
13,476	Equity LifeStyle Properties, Inc.	944,668
47,709	Equity Residential	3,491,345
8,253	Essex Property Trust, Inc.	2,187,540
97,427	Independence Realty Trust, Inc. (a)	1,894,955
25,561	Invitation Homes, Inc. (a)	927,353
12,446	Mid-America Apartment Communities, Inc.	2,061,929
8,297	Sun Communities, Inc.	1,275,332
47,826	UDR, Inc.	2,145,953
16,345	UMH Properties, Inc. (a)	294,864
6,023	Washington Real Estate Investment Trust	118,111
		26,414,848
	Retail REITs – 14.6%
7,768	Acadia Realty Trust	123,744
15,132	Agree Realty Corporation (a)	1,139,742
5,839	Brixmor Property Group, Inc.	125,422
22,516	Federal Realty Investment Trust	2,280,195
33,094	Getty Realty Corporation	995,468
10,364	InvenTrust Properties Corporation	272,159
80,692	Kimco Realty Corporation (a)	1,700,987
6,811	Kite Realty Group Trust	131,861
2,761	National Retail Properties, Inc.	123,969
36,855	NETSTREIT Corporation (a)	724,569
34,652	Phillips Edison & Company, Inc. (a)	1,132,081

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.9% (Continued)

	Retail REITs – 14.6% (Continued)
1,812	Realty Income Corporation	$123,723
30,612	Regency Centers Corporation	1,862,434
103,621	Retail Opportunity Investments Corporation	1,735,652
12,312	RPT Realty	118,565
2,547	Saul Centers, Inc.	112,807
26,654	Simon Property Group, Inc. (a)	2,718,174
51,036	SITE Centers Corporation (a)	661,427
16,852	Spirit Realty Capital, Inc.	688,404
8,248	Tanger Factory Outlet Centers, Inc. (a)	127,184
8,201	Urban Edge Properties	129,002
74,732	Urstadt Biddle Properties, Inc. – Class A	1,249,519
		18,277,088
	Specialized REITs – 9.6%
7,664	CubeSmart	352,927
32,470	Digital Realty Trust, Inc.	4,014,266
7,971	Equinix, Inc.	5,239,897
3,276	Extra Space Storage, Inc.	651,039
2,784	Life Storage, Inc.	354,264
5,247	National Storage Affiliates Trust (a)	265,079
3,296	Public Storage	1,090,416
		11,967,888
	TOTAL COMMON STOCKS
	(Cost $119,878,349)	125,007,936

Principal
Amount
SHORT-TERM INVESTMENTS – 0.3%
$366,846	U.S. Bank Money Market
	Deposit Account, 1.60% (c)	366,846
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $366,846)	366,846

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited) (Continued)

Units	Security Description	Value
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 23.8%

	Private Funds – 23.8%
29,763,052	Mount Vernon Liquid Assets
	Portfolio, LLC, 2.47% (d)(e)	$29,763,052
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost 29,763,052)	29,763,052
	TOTAL INVESTMENTS – 124.0%
	(Cost $150,008,247)	155,137,834
	Liabilities in Excess of Other Assets – (24.0)%	(30,013,867)
	NET ASSETS – 100.0%	$125,123,967

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of August 31, 2022. Total value of securities out on loan is $28,761,868 or 23.0% of net assets.
(b)	Non-income producing security.
(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2022.

(d)	Annualized seven-day yield as of August 31, 2022.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2022 (Unaudited)

ASSETS
Investments in securities, at value *+	$155,137,834
Dividends and interest receivable	96,683
Securities lending income receivable	4,147
Total assets	155,238,664

LIABILITIES
Collateral received for securities loaned (Note 4)	29,763,052
Payable for securities purchased	296,393
Management fees payable, net of waiver	55,252
Total liabilities	30,114,697

NET ASSETS	$125,123,967

Net Assets Consist of:
Paid-in capital	$123,212,902
Total distributable earnings (accumulated deficit)	1,911,065
Net assets	$125,123,967

Net Assets Value:
Net assets	$125,123,967
Shares outstanding ^	4,050,000
Net asset value, offering and redemption price per share	$30.89
* Identified cost:
Investments in securities	$150,008,247
+ Includes loaned securities with a value of	$28,761,868

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENT OF OPERATIONS
For the Six-Months Ended August 31, 2022 (Unaudited)

INCOME
Dividends	$2,545,455
Securities lending income, net (Note 4)	18,519
Interest	1,051
Total investment income	2,565,025

EXPENSES
Management fees	372,607
Total expenses	372,607
Fees waived by adviser (Note 3)	(28,121)
Net expenses	344,486
Net investment income (loss)	2,220,539

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,982,809
Change in unrealized appreciation (depreciation ) on investments	(22,789,861)
Net realized and unrealized gain (loss) on investments	(20,807,052)
Net increase (decrease) in net assets
resulting from operations	$(18,586,513)

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	August 31, 2022	Year Ended
	(Unaudited)	February 28, 2022
OPERATIONS
Net investment income (loss)	$2,220,539	$2,111,519
Net realized gain (loss) on investments	1,982,809	11,898,530
Change in unrealized appreciation
(depreciation) on investments	(22,789,861)	13,222,697
Net increase (decrease) in net assets
resulting from operations	(18,586,513)	27,232,746

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,370,790)	(2,111,519)
Tax return of capital to shareholders	—	(2,513,350)
Total distributions to shareholders	(2,370,790)	(4,624,869)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,483,255	30,767,240
Payments for shares redeemed	(5,095,610)	(27,307,150)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	(1,612,355)	3,460,090
Net increase (decrease) in net assets	$(22,569,658)	$26,067,967

NET ASSETS
Beginning of period/year	$147,693,625	$121,625,658
End of period/year	$125,123,967	$147,693,625

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	100,000	850,000
Shares redeemed	(150,000)	(750,000)
Net increase (decrease)	(50,000)	100,000

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF

(This Page Intentionally Left Blank.)

U.S. DIVERSIFIED REAL ESTATE ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

Net asset value, beginning of period/year

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)
Net realized and unrealized gain (loss) on investments(7)
Total from investment operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income
Realized gains
Tax return of capital to shareholders
Total distributions to shareholders

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)
Net asset value, end of period/year
Total return

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)
Expenses to average net assets (after management fees waived)
Net investment income (loss) to average net assets (before management fees waived)
Net investment income (loss) to average net assets (after management fees waived)
Portfolio turnover rate(6)

(1)	Commencement of operations on March 26, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

Six-Months
Ended				Year Ended February 29,	Period Ended February 28,
August 31,		Year Ended February 28,
2022
(Unaudited)		2022	2021	2020	2019(1)
$36.02		$30.41	$30.19	$29.23	$25.00

0.54		0.52	0.52	0.65	0.58
(5.10)		6.22	0.70	1.38	4.21
(4.56)		6.74	1.22	2.03	4.79

(0.57)		(0.52)	(0.52)	(0.67)	(0.48)
—		—	—	(0.05)	(0.08)
—		(0.61)	(0.48)	(0.35)	—
(0.57)		(1.13)	(1.00)	(1.07)	(0.56)

—		—	—	— (3)	—	(3)
$30.89		$36.02	$30.41	$30.19	$29.23
-12.80	%(4)	22.23%	4.67%	6.86%	19.32	%(4)

$125,124		$147,694	$121,626	$119,236	$105,215

0.53	%(5)	0.53%	0.53%	0.53%	0.53	%(5)
0.49	%(5)	0.49%	0.49%	0.53%	0.53	%(5)
3.12	%(5)	1.41%	1.88%	2.05%	2.26	%(5)
3.16	%(5)	1.45%	1.92%	2.05%	2.26	%(5)
15	%(4)	29%	42%	18%	22	%(4)

The accompanying notes are an integral part of these financial statements.

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index (the “Index”). The Fund commenced operations on March 26, 2018.

The end of the reporting period for the Fund is August 31, 2022, and the period covered by these Notes to Financial Statements is the six-month period ended August 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange- traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited) (Continued)

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator. These shares are generally classified as Level 2 instruments.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$125,007,936	$—	$—	$125,007,936
Short-Term Investments	366,846	—	—	366,846
Investments Purchased
with Proceeds from
Securities Lending	—	29,763,052	—	29,763,052
Total Investments
in Securities	$125,374,782	$29,763,052	$—	$155,137,834

^ See Schedule of Investments for sector breakouts.

During the current fiscal period, the Fund did not recognize any transfers into or out of Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited) (Continued)

capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended February 28, 2022, the following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(9,021,146)	$9,021,146

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited) (Continued)

During the fiscal year ended February 28, 2022, the Fund realized $9,021,146 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Fund, and is a wholly-owned subsidiary of Vident Financial LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Fund, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of Vident Financial. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net asset of the Fund. For services provided to the Fund, the Fund paid the Adviser 0.53% at an annual rate based on the Fund’s average daily net assets. Effective February 1, 2020, the Adviser has contractually agreed to waive 0.04% of its adviser fee until at least June 30, 2023. This agreement may only be terminated by or with the consent of the Fund’s Board. Fees waived under this waiver agreement are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited) (Continued)

Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Fund.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Custodian, who also serves as the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited) (Continued)

experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan was $28,761,868 and payable for collateral due to the Securities Lending Agent was $29,763,052.

The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Fund’s Statement of Operations. Net fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period was $18,519.

SECURED BORROWINGS

The cash collateral received of $29,763,052 was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$21,177,754	$21,235,771

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

In-Kind Purchases	In-Kind Sales
$3,483,359	$5,105,462

There were no purchases or sales of U.S. Government securities in the Fund during the period.

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited) (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of February 28, 2022 in the Fund, were as follows:

Tax cost of investments	$164,665,757
Gross tax unrealized appreciation	30,875,800
Gross tax unrealized depreciation	(3,893,193)
Net tax unrealized appreciation/(depreciation)	26,982,607
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	(4,114,239)
Distributable earnings/(accumulated deficit)	$22,868,368

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2022, the Fund did not elect to defer any post-October capital losses or any late-year ordinary losses.

During the current fiscal year, the Fund utilized $128,577 of short-term capital loss carry forward and $2,482,877 of long-term capital loss carry forward that was available as of February 28, 2021.

At February 28, 2022, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$2,572,615	$1,541,624	Indefinite

The tax character of distributions paid by the Fund during the year ended February 28, 2022 were as follows:

Ordinary Income	Return of Capital
$2,111,519	$2,513,350

The tax character of distributions paid by the Fund during the year ended February 28, 2021 were as follows:

Ordinary Income	Return of Capital
$1,999,718	$1,870,007

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares,

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited) (Continued)

called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $300 payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.

U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Unaudited) (Continued)

The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.

COVID-19 Risk. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Ronald Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of the Fund.

U.S. DIVERSIFIED REAL ESTATE ETF
EXPENSE EXAMPLE
For the Six-Months Ended August 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account
	Value	Value	Expenses
	March 1,	August 31,	Paid During
	2022	2022	the Period(a)
Actual	$1,000.00	$ 872.00	$2.31
Hypothetical (5% annual return
before expenses)	$1,000.00	$1,022.74	$2.50

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period. See Note 3.

U.S. DIVERSIFIED REAL ESTATE ETF
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Vident Advisory, LLC (the “Adviser”), Vident Investment Advisory, LLC (the “Sub-Adviser”), and the Trust, on behalf of the U.S. Diversified Real Estate ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Fund are shared with its shareholders; (v) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. Additionally, representative from the Sub-Adviser provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of continuation of the Sub-Advisory Agreement in light of this information.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the

U.S. DIVERSIFIED REAL ESTATE ETF
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s affiliation with the Adviser as well as its resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered the Fund’s past investment performance, including for periods ended December 31, 2021. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the time periods reviewed, the Fund generally performed in-line with its underlying index, except that for the one-year period the Fund underperformed its underlying index due in part to cash “drag” from accrued dividends.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser, which is an affiliate of the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the

U.S. DIVERSIFIED REAL ESTATE ETF
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

U.S. DIVERSIFIED REAL ESTATE ETF
REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

U.S. DIVERSIFIED REAL ESTATE ETF
FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME
(Unaudited)
For the fiscal year ended February 28, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 3.91%.

DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2022 was 3.11%.

SHORT TERM CAPITAL GAIN
For the fiscal year ended February 28, 2022, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.videntfunds.com. The Fund’s portfolio holdings are posted on their website at www.videntfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be available by calling toll-free at (800) 617-0004 and the SEC’s website at www.sec.gov.

U.S. DIVERSIFIED REAL ESTATE ETF
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily NAV is available, without charge, on the Fund’s website at www.videntfunds.com.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.videntfunds.com.

(This Page Intentionally Left Blank.)

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

U.S. Diversified Real Estate ETF
Symbol – PPTY
CUSIP – 26922A511

(b)	Not applicable.

Item 2. Code of Ethics.

 Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    11/4/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    11/4/2022

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    11/4/2022

* Print the name and title of each signing officer under his or her signature.